GMO-Usonian Japan Value Creation Fund Average Annual Total Returns			12 Months Ended	48 Months Ended	55 Months Ended	60 Months Ended	64 Months Ended	120 Months Ended
		Feb. 28, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Class III
Prospectus [Line Items]
Average Annual Return, Percent			31.42%	10.83%
Performance Inception Date		Dec. 30, 2021
Class III | Tokyo Stock Price Index (Total Return) (returns reflect no deduction for fees or expenses, but are net of withholding tax on dividend reinvestments)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		25.64%	8.21%
Class VI
Prospectus [Line Items]
Average Annual Return, Percent			31.59%			8.82%	11.54%
Performance Inception Date		Sep. 14, 2020
Class VI | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			29.70%			6.65%	9.37%
Class VI | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			19.67%			6.14%	8.40%
Class VI | Tokyo Stock Price Index (Total Return) (returns reflect no deduction for fees or expenses, but are net of withholding tax on dividend reinvestments)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		25.64%			6.68%	8.74%
Class I
Prospectus [Line Items]
Average Annual Return, Percent			31.30%		7.61%
Performance Inception Date		Jun. 07, 2021
Class I | Tokyo Stock Price Index (Total Return) (returns reflect no deduction for fees or expenses, but are net of withholding tax on dividend reinvestments)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		25.64%		6.53%

[1]	TOPIX data may not be reproduced or used for any other purpose. TOPIX provides no warranties, has not prepared or approved this report, and has no liability hereunder.